Income Tax (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Income Tax [Abstarct]
Schedule of Pre-Tax Accounting Loss from Operations	The prima facie income tax benefit on pre-tax accounting loss from operations reconciles to the income tax benefit in the financial statements as follows:
	March 31, 2024 $	June 30, 2023 $
	(in thousands)
Accounting loss before tax	(11,998)	(52,766)
Income tax benefit at the applicable tax rate of 30%	(3,599)	(15,830)
Non-deductible expenses	8,064	36,510
Non-assessable income	(8,154)	(171)
Deferred tax assets not recognized	875	581
Income tax benefit
Unrecognized Deferred Tax Asset
Deferred tax asset not recognized in the financial statements:
Unused tax losses	8,202	4,340
Net unrecognized tax benefit at 30%	9,075	4,989
The prima facie income tax benefit on pre-tax accounting loss from operations reconciles to the income tax benefit in the financial statements as follows:
	June 30, 2023 $	June 30, 2022 $
	(in thousands)
Accounting loss before tax	(48,811)	(10,818)
Income tax benefit at the applicable tax rate of 30%	(14,643)	(3,245)
Non-deductible expenses	36,406	492
Non-assessable income	(206)	(170)

Deferred tax assets not recognized	700	460
Income tax benefit	-	-
Unrecognized Deferred Tax Asset
Deferred tax asset not recognized in the financial statements:
Unused tax losses	5,314	4,950
Net unrecognized tax benefit at 30%	6,014	5,410